Equity Incentive Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-Based Payments
11. Stock-Based Payments
2016 Stock Incentive Plan
The 2016 Stock Incentive Plan (the “2016 Plan”) was adopted by the board of directors on December 15, 2015, approved by the stockholders on June 17, 2016, and became effective on July 6, 2016 upon the closing of the Company’s initial public offering (“IPO”). The 2016 Plan replaced the 2012 Equity Incentive Plan (the “2012 Plan”). Any options or awards outstanding under the 2012 Plan remained outstanding and effective. Under the 2016 Plan, the Company may grant incentive stock options, non-statutory
stock options, stock appreciation rights, restricted stock, restricted stock units and other stock-based awards. The number of shares of the Company’s common stock reserved for issuance under the 2016 Plan automatically increases on the first day of each calendar year, through the 2025 calendar year, in an amount equal to the least of (i) 1,600,000 shares of common stock, (ii) 4.0% of the outstanding shares of common stock as of such date, or (iii) such lesser amount as specified by the board of directors. This number is subject to adjustment in the event of a stock split, stock dividend or other change in the Company’s capitalization. For the calendar year beginning January 1, 2022, the number of shares reserved for issuance under the 2016 Plan was increased by 1,600,000 shares. At March 31, 2022, 428,219 shares remained available for future issuance under the 2016 Plan. Under the 2016 Plan, stock options may not be granted at less than fair value on the date of grant.
2016 Employee Stock Purchase Plan
The 2016 Employee Stock Purchase Plan (the “2016 ESPP”) was adopted by the board of directors on December 15, 2015, approved by the stockholders on June 17, 2016, and became effective on July 6, 2016 upon the closing of the IPO. The number of shares of the Company’s common stock reserved for issuance under the 2016 ESPP automatically increases on the first day of each calendar year through the 2025 calendar year, in an amount equal to the least of (i) 1,173,333 shares of the Company’s common stock, (ii) 1.0% of the total number of shares of the Company’s common stock outstanding on the first day of the applicable year, and (iii) an amount determined by the Company’s board of directors. For the calendar year beginning January 1, 2022, the number of shares reserved for issuance under the 2016 ESPP was increased by 620,241 shares. At March 31, 2022, 2,857,306 shares remained available for future issuance under the 2016 ESPP.
Inducement Grants
During the year ended December 31, 2021, the Company granted non-statutory
stock options to purchase an aggregate of 1,110,000 shares of the Company’s common stock. These stock options were granted outside of the 2016 Plan as an inducement material to the applicable employee’s acceptance of employment with the Company in accordance with Nasdaq Listing Rule 5635(c)(4).These stock options will vest over a four-year period, with 25% of the shares underlying each option award vesting on the one-year
anniversary of the applicable employee’s employment commencement date and the remaining 75% of the shares underlying each award vesting monthly thereafter for three-years. Vesting of each option is subject to such employee’s continued service with the Company through the applicable vesting dates.
2022 Inducement Stock Incentive Plan
On January 25, 2022, the Company’s board of directors adopted the 2022 Inducement Stock Incentive Plan (the “2022 Plan”), pursuant to which the Company may grant non-statutory
stock options, stock appreciation rights, restricted stock, restricted stock units and other stock-based awards with respect to an aggregate of
1,000,000
shares of common stock. Awards under the 2022 Plan may only be granted to persons who (i) were not previously an employee or director of the Company or (ii) are commencing employment with the Company following a bona fide period of non-employment,
in either case as an inducement material to the individual’s entering into employment with the Company and in accordance with the requirements of Nasdaq Stock Market Rule 5635(c)(4).
Stock Options
Terms of stock option agreements, including vesting requirements, are determined by the board of directors, subject to the provisions of the 2016 Plan. Stock option awards granted by the Company generally vest over four years
, with
25
% vesting on the first anniversary of the vesting commencement date and
75
% vesting ratably, on a monthly basis, over the remaining
three years
. Such awards have a contractual term of
ten years
from the grant date.
The Company has granted certain stock options to management for which vesting accelerates upon the achievement of performance-based criteria. Milestone events are specific to the Company’s corporate goals, including but not limited to certain clinical development milestones for the Company’s product candidates and the Company’s ability to execute on its corporate development and financing strategies. Stock-based compensation expense associated with these performance-based stock options is recognized based on the accelerated attribution model. Management evaluates when the achievement of a performance-based milestone is probable based on the expected satisfaction of the performance conditions as of the reporting date. Notwithstanding any vesting in accordance with the achievement of performance-based milestones, such awards vest in full on the sixth anniversary of the vesting commencement date. As of December 31, 2020, all performance-based milestones related to these stock options were achieved. The Company did not record any additional stock-based compensation expense related to the achievement of performance-based milestones during the three months ended March 31, 2022 and 2021
The Company has granted options to purchase 75,000 shares of common stock to an advisor that vest solely upon the achievement of performance-based criteria. As of March 31, 2022, none of these performance-based criteria had been achieved. As of March 31, 2022, there was $0.3 million of unrecognized compensation cost related to this option, with a remaining contractual period of 4.5 years.
A summary of the status of stock options as of December 31, 2021 and March 31, 2022 and changes during the three months ended March 31, 2022 is presented below:

	Shares	Weighted Average Exercise Price	Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2021	6,657,268	$8.27	7.2	$494
Granted	951,300	1.59
Exercised	(37,700)	0.04
Cancelled	(43,716)	9.93

Outstanding at March 31, 2022	7,527,152	$7.45	6.9	$26

Exercisable at March 31, 2022	4,081,501	$9.01	5.4	$26

The intrinsic value of stock options exercised during the three months ended March 31, 2022 and 2021 was $0.1 million and $0.1 million, respectively.
As of March 31, 2022, there was $12.1 million of total unrecognized compensation cost related to non-vested
stock options granted to employees, which is expected to be recognized over a weighted-average period of 3.1 years.
Restricted Stock Units
From time to time, upon approval by the Company’s board of directors, certain employees have been granted restricted stock units with time-based vesting criteria. The majority of these restricted stock units vest annually over a four-year term with 25% vesting on each anniversary of the grant date. Restricted stock units granted to the Company’s executive officers vest in full three-years from the date of grant. The fair value of restricted stock units is calculated based on the closing sale price of the Company’s common stock on the date of grant.
A summary of the status of restricted stock units as of December 31, 2021 and March 31, 2022 and changes during the three months ended March 31, 2022 is presented below:

	Shares	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2021	2,687,487	$6.52
Granted	2,768,128	1.58
Vested	(739,561)	7.32
Forfeited	(176,325)	6.76

Outstanding at March 31, 2022	4,539,729	$3.37

As of March 31, 2022, there was $13.9 million of unrecognized stock-based compensation expense related to outstanding restricted stock units, with an expected recognition period of 2.9 years.

Stock-based Compensation Expense
The fair value of each stock option granted was estimated on the date of grant using the Black-Scholes option-pricing model based on the following weighted-average assumptions:

	Three Months Ended March 31,
	2022	2021
Weighted-average risk-free interest rate	1.98%	0.78%
Expected dividend yield	—%	—%
Expected option term (in years)	6.07	6.08
Volatility	80.70%	82.10%
The weighted-average grant date fair value per share of options granted in the three months ended March 31, 2022 and 2021 was $1.11 and $7.89, respectively.
The following table summarizes the stock-based compensation expense for stock options and restricted stock units granted to employees and non-employees
recorded in the Company’s condensed consolidated statements of operations:

	Three Months Ended March 31,
	2022	2021
Research and development	$1,395	$1,323
General and administrative	1,468	1,607

Total stock-based compensation expense	$2,863	$2,930

Due to an operating loss, the Company does not record tax benefits associated with stock-based
compensation or option exercises. Tax benefits will be recorded when realized.

12. Stock-Based Payments
2016 Stock Incentive Plan
The 2016 Stock Incentive Plan (the “2016 Plan”) was adopted by the board of directors on December 15, 2015, approved by the stockholders on June 17, 2016, and became effective on July 6, 2016 upon the closing of the Company’s initial public offering (“IPO”). The 2016 Plan replaced the 2012 Equity Incentive Plan (the “2012 Plan”). Any options or awards outstanding under the 2012 Plan remained outstanding and effective. Under the 2016 Plan, the Company may grant incentive stock options, non-statutory
stock options, stock appreciation rights, restricted stock, restricted stock units and other stock-based awards. The number of shares of the Company’s common stock reserved for issuance under the 2016 Plan automatically increases on the first day of each calendar year, through the 2025 calendar year, in an amount equal to the least of (i) 1,600,000 shares of common stock, (ii) 4.0% of the outstanding shares of common stock as of such date, or (iii) such lesser amount as specified by the board of directors. This number is subject to adjustment in the event of a stock split, stock dividend or other change in the Company’s capitalization. For the calendar year beginning January 1, 2021, the number of shares reserved for issuance under the 2016 Plan was increased by 1,600,000 shares. At December 31, 2021, 2,238,206 shares remained available for future issuance under the 2016 Plan. Under the 2016 Plan, stock options may not be granted at less than fair value on the date of grant.
2016 Employee Stock Purchase Plan
The 2016 Employee Stock Purchase Plan (the “2016 ESPP”) was adopted by the board of directors on December 15, 2015, approved by the stockholders on June 17, 2016, and became effective on July 6, 2016 upon the closing of the IPO. The number of shares of the Company’s common stock reserved for issuance under the 2016 ESPP automatically increases on the first day of each calendar year through the 2025 calendar year, in an amount equal to the least of (i) 1,173,333 shares of the Company’s common stock, (ii) 1.0% of the total number of shares of the Company’s common stock outstanding on the first day of the applicable year, and (iii) an amount determined by the Company’s board of directors. For the calendar year beginning January 1, 2021, the number of shares reserved for issuance under the 2016 ESPP was increased by 562,227 shares. At December 31, 2021, 2,237,065 shares remained available for future issuance under the 2016 ESPP.
Inducement Grants
During the year ended December 31, 2021, the Company granted non-statutory
stock options to purchase an aggregate of 1,110,000 shares of the Company’s common stock. These stock options were granted outside of the 2016 Plan as an inducement material to the applicable employee’s acceptance of employment with the Company in accordance with Nasdaq Listing Rule 5635(c)(4).These stock options will vest over a four-year period, with 25% of the shares underlying each option award vesting on the one-year
anniversary of the applicable employee’s employment commencement date and the remaining 75% of the shares underlying each award vesting monthly thereafter for three-years. Vesting of each option is subject to such employee’s continued service with the Company through the applicable vesting dates.
Stock Options
Terms of stock option agreements, including vesting requirements, are determined by the board of directors, subject to the provisions of the 2016 Plan. Stock option awards granted by the Company generally vest over four years, with 25% vesting on the first anniversary of the vesting commencement date and 75% vesting ratably, on a monthly basis, over the remaining three years. Such awards have a contractual term of ten years from the grant date.
The Company has granted stock options to management for which vesting accelerates upon the achievement of performance-based criteria. Milestone events are specific to the Company’s corporate goals, including but not limited to certain clinical development milestones and the Company’s ability to execute on its corporate development and financing strategies. Stock-based compensation expense associated with these performance-based stock options is recognized based on the accelerated attribution model. Management evaluates when the achievement of a performance-based milestone is probable based on the expected satisfaction of the performance conditions as of the reporting date. Notwithstanding any vesting in accordance with the achievement of performance-based milestones, such awards vest in full on the sixth anniversary of the vesting commencement date. During each of the years ended December 31, 2020 and 2019, the Company recorded additional stock-based compensation expense of $0.4 million related to the acceleration of vesting of certain stock options associated with the initiation of the Phase 3 clinical trial of tamibarotene at the end of 2020 and the entry into the GBT Collaboration Agreement in December 2019, respectively. As of December 31, 2020, there was no unrecognized expense related to the performance-based stock options granted to management. The Company did not grant any performance-based stock option to management during the year ended December 31, 2021.
The Company has granted options to purchase 75,000 shares of common stock to an advisor that vest solely upon the achievement of performance-based criteria. As of December 31, 2021, none of these performance-based criteria had been achieved. As of December 31, 2021, there was $0.3 million of unrecognized compensation cost related to this option, with a remaining contractual period of 4.7 years.
A summary of the status of stock options as of December 31, 2021 and December 31, 2020 and changes during the year ended December 31, 2021 is presented below:

	Shares	Weighted Average Exercise Price	Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2020	5,468,605	$8.90	7.2	$13,124
Granted	2,417,600	7.69
Exercised	(20,134)	7.77
Cancelled	(1,208,803)	10.00

Outstanding at December 31, 2021	6,657,268	$8.27	7.2	$494

Exercisable at December 31, 2021	3,736,652	$8.86	5.8	$494

The intrinsic value of stock options exercised during the years ended December 31, 2021, 2020 and 2019 was $0.1 million, $0.8 million and $0.2 million, respectively.
As of December 31, 2021, there was $12.8 million of total unrecognized compensation cost related to non-vested
stock options granted to employees, which is expected to be recognized over a weighted-average period of 2.97 years.
Cash received from option exercises during the years ended December 31, 2021, 2020, and 2019 was $0.2 million, $1.1 million, and $0.2 million, respectively.
Restricted Stock Units
From time to time, upon approval by the Company’s board of directors, certain employees have been granted restricted stock units with time-based vesting criteria. The majority of these restricted stock units vest annually over a four-year term with 25% vesting on each anniversary of the grant date. Restricted stock units granted to the Company’s executive officers vest in full three-years from the date of grant. The fair value of restricted stock units is calculated based on the closing sale price of the Company’s common stock on the date of grant.
A summary of the status of restricted stock units as of December 31, 2020 and December 31, 2021 and changes during the year ended December 31, 2021 is presented below:

	Shares	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2020	1,734,383	$7.40
Granted	1,747,554	6.31
Vested	(286,837)	7.70
Forfeited	(507,613)	8.15

Outstanding at December 31, 2021	2,687,487	$6.52

As of December 31, 2021, there was $12.0 million of unrecognized stock-based compensation expense related to outstanding restricted stock units, with an expected recognition period of 2.07 years.
Stock-based Compensation Expense
The fair value of each stock option granted was estimated on the date of grant using the Black-Scholes option-pricing model based on the following weighted-average assumptions:

	Year Ended December 31,
	2021	2020	2019
Weighted-average risk-free interest rate	0.99%	1.28%	2.42%
Expected dividend yield	—%	—%	—%
Expected option term (in years)	6.03	5.99	6.00
Volatility	81.56%	78.27%	91.35%
The weighted-average grant date fair value per share of options granted in the years ended December 31, 2021, 2020 and 2019 was $5.33, $5.30 and $5.05, respectively.
The following table summarizes the stock-based compensation expense for stock options, restricted stock units and restricted common stock granted to employees and non-employees
and from the 2016 ESPP recorded in the Company’s statements of operations:

	Year Ended December 31,
	2021	2020	2019
Research and development	$5,706	$4,732	$3,472
General and administrative	4,648	6,207	6,367

Total stock-based compensation expense	$10,354	$10,939	$9,839

Due to an operating loss, the Company does not record tax benefits associated with stock-based
compensation or option exercises. Tax benefits will be recorded when realized.

Tyme Technologies, Inc. and Subsidiaries [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-Based Payments
Note 12. Equity Incentive Plan.
On March 5, 2015, the Company’s Board adopted and the Company’s stockholders approved, the Company’s 2015 Equity Incentive Plan (the “2015 Plan”). Awards under the 2015 Plan may include, but need not be limited to, one or more of the following: options, stock appreciation rights, restricted stock, performance grants, stock bonuses, and any other type of award deemed by the administrator to be consistent with the purposes of the 2015 Plan. The exercise price of all options awarded under the 2015 Plan must be no less than 100% of the fair market value of the Company common stock as determined on the date of the grant and have a term of no greater than ten years from the date of grant. In February 2018, the 2015 Plan was amended making available 12.5% of shares of common stock issued and outstanding. As of March 31, 2022, there were 7,223,029 shares available for grant under the 2015 Plan.
On August 24, 2021 the stockholders approved the Amended and Restated 2016 Option Plan for
Non-Employee
Directors (the “2016 Director Plan”), which increased the total number of shares of Common Stock authorized and reserved for issuance the 2016 Director Plan by 3,000,000 shares to 5,750,000 shares. On August 24, 2021 the Board of Directors approved: (i) “Initial Grants” upon a director’s initial appointment to the Board consisting of an immediate stock option grant of 176,000 shares at fair market value and the shares will vest in equal quarterly increments over a three-year period from the date of grant; and (ii) “Annual Grants” for members who continue in service as members of the Board subsequent to each annual meeting of stockholders occurring subsequent to an Initial Grant, an annual stock option grant of 88,000 shares at fair market value and the shares will vest in equal quarterly increments over a one-year
period from the date of grant. The Initial Grants and Annual Grants have a ten year term, subject to applicable termination or forfeiture provisions. As of March 31, 2022, there were 3,411,279 shares available for grant under the 2016 Director Plan.

Stock Options
As of March 31, 2022, and 2021, there was approximately $4.5 million and $3.6 million, respectively, of total unrecognized compensation related to non-vested
stock options. The cost is expected to be recognized over the remaining weighted average remaining amortization period of 2.8 years. During the years ended March 31, 2022 and 2021, the Company had stock compensation expense of $2.5 million and $3.5 million, respectively. For the year ended March 31, 2022, stock compensation expense is recognized as $1.9 million in general and administrative expense, $0.6 million in research and development expense. For the year ended March 31, 2021, stock compensation expense recognized was $2.1 million in general and administrative expense and $1.4 million in research and development expense.
The Company uses the Black-Scholes option pricing model to determine the fair value of stock options granted. For employees and non-employees,
the compensation expense is amortized on a straight-line basis over the requisite service period, which approximates the vesting period. The Company accounts for forfeitures as they occur, rather than estimating forfeitures as of an award’s grant date.
The expected volatility of options granted has been determined using the method described under ASC 718 using a blend of the Company’s expected volatility and those of similar companies. The expected term of options granted to employees, non-employees
and consultants in the current fiscal period has been based on the term by using the simplified “plain-vanilla” method as allowed under SAB No. 110 and ASU
2018-7.
The assumptions utilized to estimate the fair value of stock options granted are presented in the following table:

	Year Ended March 31,
	2022	2021
Risk free interest rate	0.280% - 2.34%	0.174% - 0.527%
Expected volatility	95.39% - 105.37%	88.02% - 101.67%
Expected term	2.7 - 6.1 years	2.8 - 6.1 years
Dividend yield	0.0%	0.0%
The following is a summary of the activity of the Company’s stock options under the 2015 Plan and 2016 Director Plan as of March 31, 2022:

	Number of Options	Weighted Average Exercise Price
Outstanding at March 31, 2021	12,588,068	$2.92

Granted	3,862,388	1.30
Exercised	(6,250)	0.99
Cancelled/Forfeited	(1,939,935)	3.83

Outstanding at March 31, 2022	14,504,271	2.36

Options exercisable at March 31, 2022	9,329,798	$2.99

Weighted-average grant date fair value of options granted during the years ended March 31, 2022 and 2021 was $1.00 and $0.89, respectively.
During the year ended March 31, 2022, holders of options issued under the equity incentive plans exercised their right to acquire an aggregate of 6,250 shares of common stock at a weighted average exercise price of $0.99 resulting in $6,000 total proceeds to the Company. During the year ended March 31, 2021, holders of options issued under the equity incentive plans exercised their rights to acquire an aggregate of 2,028,203 shares of common stock at a weighted average exercise price of $2.64 resulting in $5.4 million total proceeds to the Company.

	Stock Options Outstanding				Stock Options Vested
Range of Exercise Price	Number Outstanding at March 31, 2022	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value	Number Vested at March 31, 2022	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value
$0.29 - $8.75	14,504,271	$2.36	7	$4,610	9,329,798	$2.99	6	$—
The intrinsic value calculated as the excess of the market value as of March 31, 2022 over the exercise price of the options is $4,610. The market value as of March 31, 2022 was $0.35 as reported by the NASDAQ Capital Market. The total intrinsic value of options exercised during the year ended March 31, 2022 was $3,500.

	Options	Weighted Average Grant Date Fair Value Per Share
Non-vested options at March 31, 2021	4,355,171	$0.91
Granted	3,862,388	1.00
Vested	(446,522)	0.95
Cancelled/Forfeited	(2,596,564)	0.99

Non-vested options at March 31, 2022	5,174,473	$0.93

The fair value of options vested during the years ended March 31, 2022 and 2021 was $2.6 million and $3.7 million, respectively.